Deferred Tax Assets and Liabilities - Additional Information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Unrecognized deferred income tax assets	₺ 6,588,723	₺ 5,310,000
Loss carried forward	₺ 1,199,670	₺ 972,730